Alternative Fuel Mixture Credit (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2009	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Tax Credit, Alternative Fuel Mixture and Cellulosic Biofuel Credit, Price per Gallon	0.50
Alternative Fuel Mixture Credit				$ 20.9	$ 0	$ 0	$ 29.0
Alternative Fuel Mixture Credit, Net of Expenses					0	0	28.8
Alternative Fuel Mixture Credit and Cellolosic Biofuel Credit, Reserves Reversed			8.1
Tax Credit, Cellulosic Biofuel Producer Credit, Price per Gallon		1.01
Tax Credit, Cellulosic Biofuel Producer Credit, Net of Tax, Price per Gallon		0.62
Undiscounted Cellulosic Biofuel Producer Credit, Net of Expected Income Tax and Interest		112
Cumulative Impact of Cellulosic Biofuel Producer Credit Election, Net of Alternative Fuel Mixture Credit, Benefit, Net of Tax		27.6					27.6
Consumer Packaging [Member]
Alternative Fuel Mixture Credit, Net of Expenses				20.7
Alternative Fuel Mixture Credit, Reduction in Cost of Goods Sold			$ 8.1